Retirement Plans Assumptions (Details)	12 Months Ended								4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended						12 Months Ended
	Sep. 30, 2014 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2014 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2013 Discounted Cash Flow [Member] Fair Value, Measurements, Recurring [Member] Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member] Minimum [Member]	Sep. 30, 2012 Discounted Cash Flow [Member] Fair Value, Measurements, Recurring [Member] Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member] Minimum [Member]	Sep. 30, 2013 Discounted Cash Flow [Member] Fair Value, Measurements, Recurring [Member] Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member] Maximum [Member]	Sep. 30, 2012 Discounted Cash Flow [Member] Fair Value, Measurements, Recurring [Member] Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.19%	4.22%							5.19%	4.22%		4.56%	4.14%		4.56%		4.14%								3.39%	2.57%		5.19%	4.22%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase					2.00%	2.00%	2.50%	2.50%					3.00%	3.00%					3.00%	3.00%	3.25%	3.25%	3.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	8.00%	7.86%											6.90%	6.88%	6.00%			3.51%		6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase				3.11%	2.00%	2.75%	2.50%	3.32%				3.75%	3.00%	3.00%			3.75%		3.00%	3.00%	3.25%	3.25%	6.00%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.22%	5.27%	5.50%					5.56%	4.22%	5.27%	5.13%	4.14%	4.90%		4.14%	5.13%			3.51%		4.90%				2.57%	0.87%	0.24%	4.22%	4.61%	5.09%
Fair Value Inputs, Rental Rate Factor																																0.00%	0.00%	25.00%	25.00%
Fair Value Inputs, Capitalization Rates																																5.00%	5.00%	8.00%	8.00%
Fair Value Inputs, Discount Rate																																7.00%	7.00%	9.00%	9.00%
Fair Value Inputs, Inflation Rate																																0.00%	0.00%	5.00%	5.00%